ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2021	2020
Current:
Accounts payable		$1,877	$1,461
Accrued liabilities		1,103	751
Deferred revenue	(i)	338	256
Lease liabilities		416	206
Provisions(1)		161	176
Loans and notes payable		—	134
Other liabilities		124	293
Total current		$4,019	$3,277

Non-current:
Lease liabilities		$3,423	$3,597
Deferred revenue	(i)	366	467
Accrued liabilities		200	—
Provisions(1)		492	423
Pension liabilities(2)		172	315
Loans and notes payable		28	84
Other liabilities		346	311
Total non-current		$5,027	$5,197

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 32, Retirement Benefit Plans, for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 35, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at our Australian rail operation, for future natural gas and electricity connections at our U.K. regulated distribution operation, for future transportation of gas at our Indian natural gas operation, for future protection plans at our North American residential energy infrastructure operation and to build or upgrade existing networks at our U.K. telecom towers operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the contracted track access, connections arrangements, gas transportation agreement, contract plans or networks.